Investments	12 Months Ended
Dec. 31, 2011
Investments
Investments

Note 11 — Investments

  Fixed Maturities and Equity Securities

Securities in the following table are included in fixed maturities and equity securities on the Company's Consolidated Balance Sheets. These securities are carried at fair value with changes in fair value reported in other realized investment gains (losses) and interest and dividends reported in net investment income. The Company's hybrid investments include certain preferred stock or debt securities with call or conversion features.

(In millions)	2011	2010
Included in fixed maturities:
Trading securities (amortized cost: $2; $3)	$2	$3
Hybrid securities (amortized cost: $26; $45)	28	52
Total	$30	$55
Included in equity securities:
Hybrid securities (amortized cost: $90; $108)	$65	$86

Fixed maturities included $79 million at December 31, 2011 and $98 million at December 31, 2010, which were pledged as collateral to brokers as required under certain futures contracts. These fixed maturities were primarily federal government securities at December 31, 2011 and primarily corporate securities at December 31, 2010.

The following information about fixed maturities excludes trading and hybrid securities. The amortized cost and fair value by contractual maturity periods for fixed maturities were as follows at December 31, 2011:

	Amortized	Fair
(In millions)	Cost	Value
Due in one year or less	$955	$967
Due after one year through five years	4,719	5,060
Due after five years through ten years	4,997	5,581
Due after ten years	2,699	3,565
Mortgage and other asset-backed securities	859	1,014
Total	$14,229	$16,187

Actual maturities could differ from contractual maturities because issuers may have the right to call or prepay obligations, with or without penalties. Also, in some cases the Company may extend maturity dates.

Gross unrealized appreciation (depreciation) on fixed maturities by type of issuer is shown below (excluding trading securities and hybrid securities with a fair value of $30 million at December 31, 2011 and $55 million at December 31, 2010).

(In millions)		December 31, 2011
		Unrealized	Unrealized
	Amortized	Appre-	Depre-	Fair
	Cost	ciation	ciation	Value
Federal government and agency	$552	$406	$-	$958
State and local government	2,185	274	(3)	2,456
Foreign government	1,173	103	(2)	1,274
Corporate	9,460	1,070	(45)	10,485
Federal agency mortgage-backed	9	-	-	9
Other mortgage-backed	73	10	(4)	79
Other asset-backed	777	160	(11)	926
Total	$14,229	$2,023	$(65)	$16,187
(In millions)	December 31, 2010
Federal government and agency	$459	$229	$(1)	$687
State and local government	2,305	172	(10)	2,467
Foreign government	1,095	63	(4)	1,154
Corporate	8,697	744	(49)	9,392
Federal agency mortgage-backed	9	1	-	10
Other mortgage-backed	80	10	(3)	87
Other asset-backed	752	117	(12)	857
Total	$13,397	$1,336	$(79)	$14,654

The above table includes investments with a fair value of $3 billion supporting the Company's run-off settlement annuity business, with gross unrealized appreciation of $851 million and gross unrealized depreciation of $25 million at December 31, 2011. Such unrealized amounts are required to support future policy benefit liabilities of this business and, as such, are not included in accumulated other comprehensive income. At December 31, 2010, investments supporting this business had a fair value of $2.5 billion, gross unrealized appreciation of $476 million and gross unrealized depreciation of $33 million.

As of December 31, 2011, the Company had commitments to purchase $16 million of fixed maturities bearing interest at a fixed market rate.

Review of declines in fair value. Management reviews fixed maturities with a decline in fair value from cost for impairment based on criteria that include:

         length of time and severity of decline;
         financial health and specific near term prospects of the issuer;
         changes in the regulatory, economic or general market environment of the issuer's industry or geographic region; and
         the Company's intent to sell or the likelihood of a required sale prior to recovery.

Excluding trading and hybrid securities, as of December 31, 2011, fixed maturities with a decline in fair value from amortized cost (which were primarily investment grade corporate bonds) were as follows, including the length of time of such decline:

(Dollars in millions)	December 31, 2011
	Fair	Amortized	Unrealized	Number
	Value	Cost	Depreciation	of Issues
Fixed maturities:
One year or less:
Investment grade	$572	$591	$(19)	167
Below investment grade	$75	$80	$(5)	52
More than one year:
Investment grade	$268	$300	$(32)	62
Below investment grade	$28	$37	$(9)	13

As of December 31, 2011, the unrealized depreciation of investment grade fixed maturities is primarily due to increases in market yields since purchase. Excluding trading and hybrid securities, equity securities with a fair value lower than cost were not material at December 31, 2011.

  Commercial Mortgage Loans

Mortgage loans held by the Company are made exclusively to commercial borrowers and are diversified by property type, location and borrower. Loans are secured by high quality, primarily completed and substantially leased operating properties, generally carried at unpaid principal balances and issued at a fixed rate of interest.

At December 31, commercial mortgage loans were distributed among the following property types and geographic regions:

(In millions)	2011	2010
Property type
Office buildings	$1,014	$1,043
Apartment buildings	705	835
Industrial	670	619
Hotels	542	533
Retail facilities	297	418
Other	73	38
Total	$3,301	$3,486
Geographic region
Pacific	$893	$931
South Atlantic	870	752
New England	450	585
Central	511	519
Middle Atlantic	391	385
Mountain	186	314
Total	$3,301	$3,486

At December 31, 2011, scheduled commercial mortgage loan maturities were as follows (in millions): $529 in 2012, $525 in 2013, $329 in 2014, $372 in 2015 and $1,546 thereafter. Actual maturities could differ from contractual maturities for several reasons: borrowers may have the right to prepay obligations, with or without prepayment penalties; the maturity date may be extended; and loans may be refinanced.

As of December 31, 2011, the Company had commitments to extend credit under commercial mortgage loan agreements of $162 million that were diversified by property type and geographic region.

Credit quality. The Company applies a consistent and disciplined approach to evaluating and monitoring credit risk, beginning with the initial underwriting of a mortgage loan and continuing throughout the investment holding period. Mortgage origination professionals employ an internal rating system developed from the Company's experience in real estate investing and mortgage lending. A quality rating, designed to evaluate the relative risk of the transaction, is assigned at each loan's origination and is updated each year as part of the annual portfolio loan review. The Company monitors credit quality on an ongoing basis, classifying each loan as a loan in good standing, potential problem loan or problem loan.

Quality ratings are based on internal evaluations of each loan's specific characteristics considering a number of key inputs, including real estate market-related factors such as rental rates and vacancies, and property-specific inputs such as growth rate assumptions and lease rollover statistics. However, the two most significant contributors to the credit quality rating are the debt service coverage and loan-to-value ratios. The debt service coverage ratio measures the amount of property cash flow available to meet annual interest and principal payments on debt. A debt service coverage ratio below 1.0 indicates that there is not enough cash flow to cover the loan payments. The loan-to-value ratio, commonly expressed as a percentage, compares the amount of the loan to the fair value of the underlying property collateralizing the loan.

The following tables summarize the credit risk profile of the Company's commercial mortgage loan portfolio using carrying values classified based on loan-to-value and debt service coverage ratios, as of December 31, 2011and 2010:

(In millions)		December 31, 2011
	Debt Service Coverage Ratio
	1.30x or	1.20x to	1.10x to	1.00x to	Less than
Loan-to-Value Ratios	Greater	1.29x	1.19x	1.09x	1.00x	Total
Below 50%	$225	$55	$3	$50	$9	$342
50% to 59%	444	47	26	-	53	570
60% to 69%	646	140	42	-	77	905
70% to 79%	117	132	120	159	33	561
80% to 89%	99	81	79	72	71	402
90% to 99%	36	35	30	58	116	275
100% or above	-	10	50	51	135	246
Total	$1,567	$500	$350	$390	$494	$3,301
(In millions)	December 31, 2010
	Debt Service Coverage Ratio
	1.30x or	1.20x to	1.10x to	1.00x to	Less than
Loan-to-Value Ratios	Greater	1.29x	1.19x	1.09x	1.00x	Total
Below 50%	$324	$-	$-	$-	$29	$353
50% to 59%	409	54	56	-	-	519
60% to 69%	533	73	5	28	25	664
70% to 79%	138	79	57	55	11	340
80% to 89%	267	186	165	151	69	838
90% to 99%	15	54	181	185	135	570
100% or above	-	-	47	43	112	202
Total	$1,686	$446	$511	$462	$381	$3,486

The Company's annual in-depth review of its commercial mortgage loan investments is the primary mechanism for identifying emerging risks in the portfolio. The most recent review was completed by the Company's investment professionals in the second quarter of 2011and included an analysis of each underlying property's most recent annual financial statements, rent rolls, operating plans, budgets, a physical inspection of the property and other pertinent factors. Based on historical results, current leases, lease expirations and rental conditions in each market, the Company estimates the current year and future stabilized property income and fair value, and categorizes the investments as loans in good standing, potential problem loans or problem loans. Based on property valuations and cash flows estimated as part of this review, and considering updates for loans where material changes were subsequently identified, the portfolio's average loan-to-value ratio improved to 70% at December 31, 2011, decreasing from 74% as of December 31, 2010. The portfolio's average debt service coverage ratio was estimated to be 1.40 at December 31, 2011, a slight increase from 1.38 at December 31, 2010.

Quality ratings are adjusted between annual reviews if new property information is received or events such as delinquency or a borrower request for restructure cause management to believe that the Company's estimate of financial performance, fair value or the risk profile of the underlying property has been impacted.

During the twelve months ended December 31, 2011, the Company restructured a $65 million potential problem mortgage loan. The original loan was modified into two notes, including a $55 million loan at current market terms and a $10 million loan issued at a below market interest rate. This modification was considered a troubled debt restructuring because the borrower was experiencing financial difficulties and a concession was granted as the second loan was issued at a below market interest rate. No valuation reserve was required because the fair value of the underlying property exceeds the total outstanding loans. As a part of this restructuring, both the borrower and the Company have committed to fund additional capital for leasing and capital requirements.

Other loans were modified during the twelve months ended December 31, 2011, but were not considered troubled debt restructures. The impact of modifications to these loans was not material to the Company's results of operations, financial condition or liquidity.

       Potential problem mortgage loans are considered current (no payment more than 59 days past due), but exhibit certain characteristics that increase the likelihood of future default. The characteristics management considers include, but are not limited to, the deterioration of debt service coverage below 1.0, estimated loan-to-value ratios increasing to 100% or more, downgrade in quality rating and request from the borrower for restructuring. In addition, loans are considered potential problems if principal or interest payments are past due by more than 30 but less than 60 days. Problem mortgage loans are either in default by 60 days or more or have been restructured as to terms, which could include concessions on interest rate, principal payment or maturity date. The Company monitors each problem and potential problem mortgage loan on an ongoing basis, and updates the loan categorization and quality rating when warranted.

Problem and potential problem mortgage loans, net of valuation reserves, totaled $336 million at December 31, 2011 and $383 million at December 31, 2010. At December 31, 2011, mortgage loans collateralized by industrial properties represent the most significant component of problem and potential problem mortgage loans, with no significant concentration by geographic region. There were no significant concentrations by property type or geographic region at December 31, 2010.

Impaired commercial mortgage loans. A commercial mortgage loan is considered impaired when it is probable that the Company will not collect all amounts due (principal and interest) according to the terms of the original loan agreement. The Company assesses each loan individually for impairment, utilizing the information obtained from the quality review process discussed above. Impaired loans are carried at the lower of unpaid principal balance or the fair value of the underlying real estate. Certain commercial mortgage loans without valuation reserves are considered impaired because the Company will not collect all interest due according to the terms of the original agreements; however, the Company does expect to recover their remaining carrying value primarily because it is less than the fair value of the underlying real estate.

The carrying value of the Company's impaired commercial mortgage loans and related valuation reserves were as follows:

(In millions)	2011			2010
	Gross	Reserves	Net	Gross	Reserves	Net
Impaired commercial mortgage loans with valuation reserves	$154	$(19)	$135	$47	$(12)	$35
Impaired commercial mortgage loans with no valuation reserves	60	-	60	60	-	60
Total	$214	$(19)	$195	$107	$(12)	$95

The average recorded investment in impaired loans was $176 million during 2011 and $169 million during 2010. The Company recognizes interest income on problem mortgage loans only when payment is actually received because of the risk profile of the underlying investment. Interest income that would have been reflected in net income if interest on non-accrual commercial mortgage loans had been received in accordance with the original terms was not significant for 2011 or 2010. Interest income on impaired commercial mortgage loans was not significant for 2011 or 2010.

The following table summarizes the changes in valuation reserves for commercial mortgage loans:

(In millions)	2011	2010
Reserve balance, January 1,	$12	$17
Increase in valuation reserves	16	24
Charge-offs upon sales and repayments, net of recoveries	(1)	(12)
Transfers to foreclosed real estate	(8)	(17)

Reserve balance, December 31,	$19	$12

  Real Estate

As of December 31, 2011 and 2010, real estate investments consisted primarily of office and industrial buildings in California. Investments with a carrying value of $49 million as of December 31, 2011 and 2010 were non-income producing during the preceding twelve months. As of December 31, 2011, the Company had commitments to contribute additional equity of $9 million to real estate investments.

  Other Long-Term Investments

As of December 31, other long-term investments consisted of the following:

(In millions)	2011	2010
Real estate entities	$665	$394
Securities partnerships	298	288
Interest rate and foreign currency swaps	12	19
Mezzanine loans	31	13
Other	52	45
Total	$1,058	$759

Investments in real estate entities and securities partnerships with a carrying value of $171 million at December 31, 2011 and $169 million at December 31, 2010 were non-income producing during the preceding twelve months.

As of December 31, 2011, the Company had commitments to contribute:

  $165 million to limited liability entities that hold either real estate or loans to real estate entities that are diversified by property type and geographic region; and
  $242 million to entities that hold securities diversified by issuer and maturity date.

The Company expects to disburse approximately 50% of the committed amounts in 2012.

E. Short-Term Investments and Cash Equivalents

Short-term investments and cash equivalents included corporate securities of $4.1 billion, federal government securities of $164 million and money market funds of $40 million as of December 31, 2011. The Company's short-term investments and cash equivalents as of December 31, 2010 included corporate securities of $1.1 billion, federal government securities of $137 million and money market funds of $40 million. The increase during 2011 is primarily due to proceeds from the Company's debt and equity issuances that were used to partially fund the HealthSpring acquisition. See Note 3 for further information.

F. Concentration of Risk

As of December 31, 2011 and 2010, the Company did not have a concentration of investments in a single issuer or borrower exceeding 10% of shareholders' equity.